Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 18, 2012
Registrant Name	dei_EntityRegistrantName	MFS VARIABLE INSURANCE TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000719269
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 18, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 18, 2012
Prospectus Date	rr_ProspectusDate	Apr 29, 2012

MFS Mid Cap Growth Portfolio (Prospectus Summary): | MFS Mid Cap Growth Portfolio
MFS ® Mid-Cap Growth Portfolio
SUPPLEMENT TO PROSPECTUS The date of this supplement is May 18, 2012.

MFS ®  Mid-Cap Growth Portfolio

The Board of Trustees of the MFS Mid Cap Growth Portfolio (“Mid Cap Growth Portfolio”) has approved the proposed reorganization of the Mid Cap Growth Portfolio into the MFS Mid Cap Growth Series (“Mid Cap Growth Series”). The proposed transaction is still subject to approval by the shareholders of the Mid Cap Growth Portfolio at a shareholders’ meeting expected to be held in August 2012. No assurance can be given that the reorganization will occur.

Under the terms of the proposed Agreement and Plan of Reorganization, the Mid Cap Growth Portfolio’s assets and liabilities would be transferred to the Mid Cap Growth Series in return for shares of the Mid Cap Growth Series with equal total net asset value as of the valuation date. These Mid Cap Growth Series shares would be distributed pro rata to shareholders of the Mid Cap Growth Portfolio in exchange for their Mid Cap Growth Portfolio shares. Current Mid Cap Growth Portfolio shareholders would thus become shareholders of the Mid Cap Growth Series and receive shares of the Mid Cap Growth Series with a total net asset value equal to that of their shares of the Mid Cap Growth Portfolio at the time of the reorganization. The proposed transaction is expected to be a tax-free event for federal income tax purposes.

The investment objective of the Mid Cap Growth Series is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

MFS normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to market capitalizations of issuers included in the Russell Midcap® Growth Index over the last 13 months at the time of purchase. As of March 31, 2012, the range of the Russell Midcap® Growth Index was between $165 million and $22.7 billion. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

MFS normally invests the fund’s assets primarily in equity securities. MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).  MFS may invest the Mid Cap Growth Series’ assets in foreign securities.

A full description of the Mid Cap Growth Series and the terms of the proposed reorganization will be contained in a combined prospectus/proxy statement, which is expected to be mailed to shareholders of the Mid Cap Growth Portfolio on or about June 29, 2012.

In light of the proposed transaction, sales of Mid Cap Growth Portfolio shares and exchanges into this fund are expected to be suspended on or about August 15, 2012.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Mid Cap Growth Series, nor is it a solicitation of any proxy. For more information regarding the Mid Cap Growth Series, or to receive a free copy of a prospectus/proxy statement relating to the proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1-800-225-2606. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

Effective immediately, the sub-section entitled “Principal Investment Strategies” under “Summary of Key Information” is restated in its entirety as follows:

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to market capitalizations of issuers included in the Russell Midcap® Growth Index over the last 13 months at the time of purchase. As of March 31, 2012, the range of the Russell Midcap® Growth Index was between $165 million and $22.7 billion.

MFS normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

The Board of Trustees of the fund has approved the proposed reorganization of the fund into the MFS Mid Cap Growth Series. The proposed transaction is subject to approval by the shareholders of the fund at a shareholders’ meeting expected to be held in August 2012. No assurance can be given that the reorganization will occur.

A full description of the MFS Mid Cap Growth Series and the terms of the proposed reorganization will be contained in a combined prospectus/proxy statement, which is expected to be mailed to shareholders of the fund on or about June 29, 2012.

In light of the proposed transaction, sales of fund shares and exchanges into this fund are expected to be suspended on or about August 15, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2012
MFS Mid Cap Growth Portfolio (Prospectus Summary): | MFS Mid Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS ® Mid-Cap Growth Portfolio
Supplement Text	ck0000719269_SupplementTextBlock
SUPPLEMENT TO PROSPECTUS The date of this supplement is May 18, 2012.

MFS ®  Mid-Cap Growth Portfolio

The Board of Trustees of the MFS Mid Cap Growth Portfolio (“Mid Cap Growth Portfolio”) has approved the proposed reorganization of the Mid Cap Growth Portfolio into the MFS Mid Cap Growth Series (“Mid Cap Growth Series”). The proposed transaction is still subject to approval by the shareholders of the Mid Cap Growth Portfolio at a shareholders’ meeting expected to be held in August 2012. No assurance can be given that the reorganization will occur.

Under the terms of the proposed Agreement and Plan of Reorganization, the Mid Cap Growth Portfolio’s assets and liabilities would be transferred to the Mid Cap Growth Series in return for shares of the Mid Cap Growth Series with equal total net asset value as of the valuation date. These Mid Cap Growth Series shares would be distributed pro rata to shareholders of the Mid Cap Growth Portfolio in exchange for their Mid Cap Growth Portfolio shares. Current Mid Cap Growth Portfolio shareholders would thus become shareholders of the Mid Cap Growth Series and receive shares of the Mid Cap Growth Series with a total net asset value equal to that of their shares of the Mid Cap Growth Portfolio at the time of the reorganization. The proposed transaction is expected to be a tax-free event for federal income tax purposes.

The investment objective of the Mid Cap Growth Series is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

MFS normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to market capitalizations of issuers included in the Russell Midcap® Growth Index over the last 13 months at the time of purchase. As of March 31, 2012, the range of the Russell Midcap® Growth Index was between $165 million and $22.7 billion. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

MFS normally invests the fund’s assets primarily in equity securities. MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).  MFS may invest the Mid Cap Growth Series’ assets in foreign securities.

A full description of the Mid Cap Growth Series and the terms of the proposed reorganization will be contained in a combined prospectus/proxy statement, which is expected to be mailed to shareholders of the Mid Cap Growth Portfolio on or about June 29, 2012.

In light of the proposed transaction, sales of Mid Cap Growth Portfolio shares and exchanges into this fund are expected to be suspended on or about August 15, 2012.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Mid Cap Growth Series, nor is it a solicitation of any proxy. For more information regarding the Mid Cap Growth Series, or to receive a free copy of a prospectus/proxy statement relating to the proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1-800-225-2606. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

Effective immediately, the sub-section entitled “Principal Investment Strategies” under “Summary of Key Information” is restated in its entirety as follows:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to market capitalizations of issuers included in the Russell Midcap® Growth Index over the last 13 months at the time of purchase. As of March 31, 2012, the range of the Russell Midcap® Growth Index was between $165 million and $22.7 billion.

MFS normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

The Board of Trustees of the fund has approved the proposed reorganization of the fund into the MFS Mid Cap Growth Series. The proposed transaction is subject to approval by the shareholders of the fund at a shareholders’ meeting expected to be held in August 2012. No assurance can be given that the reorganization will occur.

A full description of the MFS Mid Cap Growth Series and the terms of the proposed reorganization will be contained in a combined prospectus/proxy statement, which is expected to be mailed to shareholders of the fund on or about June 29, 2012.

In light of the proposed transaction, sales of fund shares and exchanges into this fund are expected to be suspended on or about August 15, 2012.

MFS Growth Portfolio (Prospectus Summary): | MFS Growth Portfolio
MFS ® Growth Portfolio
SUPPLEMENT TO PROSPECTUS The date of this supplement is May 18, 2012.

MFS ®  Growth Portfolio

The Board of Trustees of the MFS Growth Portfolio (“Growth Portfolio”) has approved the proposed reorganization of the Growth Portfolio into the MFS Growth Series (“Growth Series”). The proposed transaction is still subject to approval by the shareholders of the Growth Portfolio at a shareholders’ meeting expected to be held in August 2012. No assurance can be given that the reorganization will occur.

Under the terms of the proposed Agreement and Plan of Reorganization, the Growth Portfolio’s assets and liabilities would be transferred to the Growth Series in return for shares of the Growth Series with equal total net asset value as of the valuation date. These Growth Series shares would be distributed pro rata to shareholders of the Growth Portfolio in exchange for their Growth Portfolio shares. Current Growth Portfolio shareholders would thus become shareholders of the Growth Series and receive shares of the Growth Series with a total net asset value equal to that of their shares of the Growth Portfolio at the time of the reorganization. The proposed transaction is expected to be a tax-free event for federal income tax purposes.

The investment objective of the Growth Series is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

MFS (Massachusetts Financial Services Company, the Growth Series’ investment adviser) normally invests the fund’s assets primarily in equity securities.  MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).  While MFS may invest the Growth Series’ assets in companies of any size, MFS generally focuses on companies with large capitalizations.  MFS may also invest the Growth Series’ assets in foreign securities.

A full description of the Growth Series and the terms of the proposed reorganization will be contained in a combined prospectus/proxy statement, which is expected to be mailed to shareholders of the Growth Portfolio on or about June 29, 2012.

In light of the proposed transaction, sales of Growth Portfolio shares and exchanges into this fund are expected to be suspended on or about August 15, 2012.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Growth Series, nor is it a solicitation of any proxy. For more information regarding the Growth Series, or to receive a free copy of a prospectus/proxy statement relating to the proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1-800-225-2606. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

Effective immediately, the sub-section entitled “Principal Investment Strategies” under “Summary of Key Information” is restated in its entirety as follows:

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

The Board of Trustees of the fund has approved the proposed reorganization of the fund into the MFS Growth Series. The proposed transaction is subject to approval by the shareholders of the fund at a shareholders’ meeting expected to be held in August 2012. No assurance can be given that the reorganization will occur.

A full description of the MFS Growth Series and the terms of the proposed reorganization will be contained in a combined prospectus/proxy statement, which is expected to be mailed to shareholders of the fund on or about June 29, 2012.

In light of the proposed transaction, sales of fund shares and exchanges into this fund are expected to be suspended on or about August 15, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2012
MFS Growth Portfolio (Prospectus Summary): | MFS Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS ® Growth Portfolio
Supplement Text	ck0000719269_SupplementTextBlock
SUPPLEMENT TO PROSPECTUS The date of this supplement is May 18, 2012.

MFS ®  Growth Portfolio

The Board of Trustees of the MFS Growth Portfolio (“Growth Portfolio”) has approved the proposed reorganization of the Growth Portfolio into the MFS Growth Series (“Growth Series”). The proposed transaction is still subject to approval by the shareholders of the Growth Portfolio at a shareholders’ meeting expected to be held in August 2012. No assurance can be given that the reorganization will occur.

Under the terms of the proposed Agreement and Plan of Reorganization, the Growth Portfolio’s assets and liabilities would be transferred to the Growth Series in return for shares of the Growth Series with equal total net asset value as of the valuation date. These Growth Series shares would be distributed pro rata to shareholders of the Growth Portfolio in exchange for their Growth Portfolio shares. Current Growth Portfolio shareholders would thus become shareholders of the Growth Series and receive shares of the Growth Series with a total net asset value equal to that of their shares of the Growth Portfolio at the time of the reorganization. The proposed transaction is expected to be a tax-free event for federal income tax purposes.

The investment objective of the Growth Series is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

MFS (Massachusetts Financial Services Company, the Growth Series’ investment adviser) normally invests the fund’s assets primarily in equity securities.  MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).  While MFS may invest the Growth Series’ assets in companies of any size, MFS generally focuses on companies with large capitalizations.  MFS may also invest the Growth Series’ assets in foreign securities.

A full description of the Growth Series and the terms of the proposed reorganization will be contained in a combined prospectus/proxy statement, which is expected to be mailed to shareholders of the Growth Portfolio on or about June 29, 2012.

In light of the proposed transaction, sales of Growth Portfolio shares and exchanges into this fund are expected to be suspended on or about August 15, 2012.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Growth Series, nor is it a solicitation of any proxy. For more information regarding the Growth Series, or to receive a free copy of a prospectus/proxy statement relating to the proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1-800-225-2606. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

Effective immediately, the sub-section entitled “Principal Investment Strategies” under “Summary of Key Information” is restated in its entirety as follows:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

The Board of Trustees of the fund has approved the proposed reorganization of the fund into the MFS Growth Series. The proposed transaction is subject to approval by the shareholders of the fund at a shareholders’ meeting expected to be held in August 2012. No assurance can be given that the reorganization will occur.

A full description of the MFS Growth Series and the terms of the proposed reorganization will be contained in a combined prospectus/proxy statement, which is expected to be mailed to shareholders of the fund on or about June 29, 2012.

In light of the proposed transaction, sales of fund shares and exchanges into this fund are expected to be suspended on or about August 15, 2012.